Derivative Financial Instruments (Details Textual) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Financial Instruments (Textual)
Dividend yield	$ 0	$ 0
Minimum [Member]
Derivative Financial Instruments (Textual)
Risk-free interest rate	1.21%	1.21%
Expected life	3 months 8 days	3 months 15 days
Volatility	172.67%	172.67%
Maximum [Member]
Derivative Financial Instruments (Textual)
Risk-free interest rate	2.33%	1.76%
Expected life	1 year	1 year
Volatility	303.06%	205.70%